Ordinary Shares (Details) - USD ($)		1 Months Ended	12 Months Ended
	Oct. 13, 2017	Dec. 17, 2018	Dec. 31, 2018	Dec. 31, 2017
Ordinary Shares (Textual)
Description of ordinary shares	A resolution was passed at a general meeting of the Company that: (i) 72,135,865 of authorized but unissued Ordinary Shares of the Company were replaced with 54,573,620 Class A ordinary shares (the “Class A Ordinary Shares”) of par value of $1.00 per share and 17,562,245 Class B ordinary shares (the “Class B Ordinary Shares”) of par value of $1.00 per share, respectively; (ii) 24,930,839 issued Ordinary Shares, which were issued to three shareholders, were converted into 2,493,085 Class A Ordinary Shares of par value of $1.00 per share and 22,437,754 Class B Ordinary Shares of par value of $1.00 per share; and (iii) 2,933,296 issued Ordinary Shares, which were issued to 24 shareholders, were converted into 2,933,296 Class A Ordinary Shares of par value of $1.00 per share.
Class A Ordinary Shares [Member]
Ordinary Shares (Textual)
Ordinary shares, issued			6,537,269	5,426,381
Ordinary shares, outstanding			6,537,269	5,426,381
IPO [Member]
Ordinary Shares (Textual)
Shares issued		761,419
Shares issued, par value		$ 15.80
Gross proceeds from IPO		$ 12,030,420
Offering costs			$ 1,732,229
Restructuring Plan [Member]
Ordinary Shares (Textual)
Shares issued	2,207,025		25,657,110
Shares issued, par value	$ 3.90		$ 1.00
Ordinary shares authorized			100,000,000
2017 Share Option Plan [Member]
Ordinary Shares (Textual)
Shares were available for future grant			5,500,000
Description of share option plan			A total of 5,500,000 Class A Ordinary Shares (subject to subsequent adjustments described more fully below) may be issued pursuant to awards under the 2017 Omnibus Incentive Plan (the "2017 Share Option Plan"). Subsequent adjustments include that on each January 1, starting with January 1, 2020, an additional number of shares equal to the lesser of (i) 2% of the outstanding number of Class A Ordinary Shares (on a fully diluted basis) on the immediate preceding December 31, and (ii) such lower number of Class A Ordinary Shares as may be determined by the board of directors, subject in all cases to adjustments as provided in Section 10 of the 2017 Share Option Plan.
Participating Shares Issued [Member]
Ordinary Shares (Textual)
Management shares			$ 0.01
Shares issued			256,571
Shares issued, par value			$ 0.01
Participating Shares Unissued [Member]
Ordinary Shares (Textual)
Shares issued			4,743,419
Shares issued, par value			$ 0.01